Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Net Loss	$ (14,657)	$ (15,942)	$ (1,913)
Basic and diluted loss per share (in USD)	$ (0.12)	$ (0.17)	$ (0.03)
Basic and diluted loss per ADS (in USD)	$ (0.61)	$ (0.84)	$ (0.14)
Weighted average number of shares outstanding used in computing basic and diluted loss per share	120,612	94,401	67,311
Weighted average number of ADS outstanding used in computing basic and diluted loss per ADS	24,122	18,880	13,462